Cash flows from operating activities	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Cash flows from operating activities	Cash flows from operations before tax and exceptional items

		Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the year		227.1	192.7	249.8
Adjustments for:
Exceptional items	7	69.5	72.5	48.7
Share based payments expense		8.8	24.1	8.1
Depreciation and amortization	6	96.9	95.0	88.6
Loss on disposal and impairment of property, plant and equipment		1.6	1.2	0.8
Net finance costs	10	109.1	86.8	54.4
Taxation	11	50.8	60.9	71.2
Operating cash flow before changes in working capital, provisions and exceptional items		563.8	533.2	521.6
(Increase)/decrease in inventories		(1.2)	18.8	(61.7)
(Increase)/decrease in trade and other receivables		(75.0)	0.3	(38.3)
Increase in trade and other payables		68.6	42.1	5.6
Decrease in employee benefit and other provisions		(4.0)	(3.2)	(2.4)
Cash generated from operations before tax and exceptional items		552.2	591.2	424.8